Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Financial Commodity Risk Management Gain and Losses - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Commodity Risk Management Gain And Losses [Abstract]
Realized gain (loss) on risk management contracts	$ (10,182)	$ (122,408)	$ (3,614)
Unrealized gain (loss) on risk management contracts	26,587	930	(35,677)
Gain (loss) on risk management contracts	$ 16,405	$ (121,478)	$ (39,291)